SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash And Cash Equivalents
Cash at bank and on hand	$ 1,020,608	$ 7,851,197	$ 11,731,325
Total cash and cash equivalents	1,020,608	7,851,197	11,731,325	$ 20,902,282
Loss for the year after income tax	(12,017,219)	(11,750,923)	(7,130,998)
Tax credit		158,329	32,125
Loss for the year before income tax	(12,017,219)	(11,909,252)	(7,163,123)
Amortization and depreciation expenses	237,108	380,409	343,427
Depreciation of right-of-use of assets	297,780	296,174	235,241
Impairment of receivables		280,725	564,161
Impairment of goodwill	1,332,000	1,845,000
Share-based payments expense	124,177	125,500	437,508
Inventory written-off			30,214
Finance costs	51,622	29,515	15,215
Finance income	(119,511)	(220,161)	(36,256)
Net foreign exchange (gains) / losses	139,540	(152,963)	(244,762)
Adjust for non-cash items	(9,954,504)	(9,325,053)	(5,818,375)
Decrease / (Increase) in trade and other receivables	(262,796)	256,213	(1,889,124)
(Increase) / Decrease in other operating assets	57,302	(232,961)	16,493
Decrease / (Increase) in inventories	119,425	72,257	(351,437)
Decrease / (Increase) in other non-current assets			97,868
(Decrease) / Increase in trade and other payables	306,845	(432,361)	2,178,301
(Decrease) / Increase in provisions	54,680	(61,190)	106,818
Net cash flows used in operating activities	(9,679,048)	(9,723,095)	(5,659,456)
Total facilities - Credit cards	188,500	188,630	190,020
Facilities used as at reporting date - Credit cards	(56,750)	(16,029)
Facilities unused as at reporting date - Credit cards	$ 131,750	$ 172,601	$ 190,020